Consolidated Statements of Cash Flows (USD $)	9 Months Ended		12 Months Ended		93 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Cash flows from operating activities:
Net loss	$ (15,186,393)	$ (2,849,861)	$ (4,361,165)	$ (2,543,390)	$ (32,897,657)
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization	28,196	25,160	5,622	92,596	1,007,176
Amortization	22,955	23,553	30,609	30,610	168,363
Stock based compensation	10,783,948	8,508	9,877	23,645	1,599,467
Amortization of debt discount	4,592	55,843	60,581	363,858	1,648,452
Gain (loss) on sale of assets	(2,426)			1,254	(28,648)
Loss on abandonment of patents			9,340		57,847
Changes in assets and liabilities:
Deposits and other assets	1,989	(53,922)	(54,516)	59,572	(94,220)
Prepaid expenses	(50,194)	(10,387)	(3,197)	(8,088)	505
Inventory	28,099				(986,674)
Accrued payroll and payroll related expenses	(198,989)	68,892	77,683	671,270	3,650,771
Accounts payable	(153,510)	(134,399)	(29,867)	(48,173)	682,319
Accrued interest	(101,553)	227,865	450,555	363,768	1,124,530
Fees payable to directors	(50,000)	(57,372)	(64,455)	63,000	468,546
Patent license payable	(10,000)	(833)	(15,833)	(6,667)	20,000
Other current liabilities	(12,613)	15,702	8,189	(1,242)	12,613
Lease settlement payable		(251,184)	(251,184)	(221,250)
Employee settlement					50,000
Net cash used in operating activities	(4,918,854)	(2,955,988)	(4,127,761)	(1,159,237)	(23,516,610)
Cash flows from investing activities:
Purchases of property and equipment	(1,634)	(30,259)	(30,259)		(729,163)
Proceeds from sale of property and equipment	2,426			4,014	112,759
Expenses related to patent development	(20,419)	(22,563)	(29,696)	(35,155)	(650,967)
Net cash used in investing activities	(19,627)	(52,822)	(59,955)	(31,141)	(1,267,371)
Cash flows from financing activities:
Proceeds from the issuance of common stock	3,923,798				1,581,275
Proceeds from the issuance of series A preferred stock					6,714,860
Proceeds from the issuance of series B preferred stock					7,259,402
Proceeds from the exercise of stock options					2,663
Proceeds from the issuances of notes payable	2,076,000	5,360,403	5,550,403	1,180,000	13,716,167
Repayment of principal on notes payable	(550,408)	(1,148,076)	(1,148,076)	(49,950)	(4,267,976)
Net cash provided by financing activities	5,449,390	4,212,327	4,402,327	1,130,050	25,006,391
NET INCREASE IN CASH	510,909	1,203,517	214,611	(60,328)	222,410
Cash at the beginning of the year	222,410	7,799	7,799	68,127
Cash at the end of the period	733,319	1,211,316	222,410	7,799	222,410
NON-CASH FINANCING AND INVESTING ACTIVITIES:
Issuance of stock for property and equipment					388,165
Issuance of stock for deposits and other assets					14,885
Conversion of convertible notes payable to series B preferred stock					743,990
Issuance of Series B Preferred stock warrants		140,592		140,592	1,653,044
Conversion of accrued interest into notes payable	11,125,167		467,438
SUPPLEMENTAL DISCLOSURES:
Cash paid for interest	188,382	24,743	234,400	4,500	273,786
Cash paid for income taxes